COMMITMENTS & CONTINGENCIES (Detail Textuals 1) (USD $)	12 Months Ended
	Dec. 31, 2013 Land Branch	Dec. 31, 2009 Core Banking Services	Dec. 31, 2013 Core Banking Services	Dec. 31, 2012 Core Banking Services
Commitments and Contingencies [Line Items]
Number of branch facilities under lease obligation	3
Number of land lease	1
Amount of lease obligations	$ 542,000
Term of contract		six and a half years
Minimum annual cost		276,000
Amount of line of credit			$ 1,000,000	$ 1,000,000